UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 03343

SIT LARGE CAP GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end: June 30, 2011

Date of reporting period: September 30, 2011

Item 1. Schedule of Investments

Sit Large Cap Growth Fund, Inc.

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2011

Sit Large Cap Growth Fund

Quantity	Name of Issuer	Fair Value ($)
Common Stocks - 98.4%
Communications - 1.4%
45,900	Rogers Communications, Inc.	1,570,239
63,700	Verizon Communications, Inc.	2,344,160

		3,914,399

Consumer Durables - 0.9%
45,100	Tupperware Brands Corp.	2,423,674

Consumer Non-Durables - 10.4%
35,800	Coach, Inc.	1,855,514
96,500	Coca-Cola Co.	6,519,540
65,900	General Mills, Inc.	2,535,173
27,300	NIKE, Inc.	2,334,423
103,200	PepsiCo, Inc.	6,388,080
79,300	Philip Morris International, Inc.	4,946,734
68,200	Procter & Gamble Co.	4,308,876

		28,888,340

Consumer Services - 3.1%
75,400	McDonald’s Corp.	6,621,628
23,100	Visa, Inc.	1,980,132

		8,601,760

Electronic Technology - 18.1%
37,100	Apple, Inc. *	14,141,778
135,300	Applied Materials, Inc.	1,400,355
233,000	Atmel Corp. *	1,880,310
101,400	Broadcom Corp. *	3,375,606
151,100	Ciena Corp. *	1,692,320
74,900	EMC Corp. *	1,572,151
19,700	F5 Networks, Inc. *	1,399,685
147,600	Intel Corp.	3,148,308
70,800	International Business Machines Corp.	12,392,124
164,400	Qualcomm, Inc.	7,994,772
30,700	VeriFone Systems, Inc. *	1,075,114

		50,072,523

Energy Minerals - 8.4%
33,700	Apache Corp.	2,704,088
100,400	Chevron Corp.	9,289,008
46,900	Marathon Petroleum Corp.	1,269,114
103,400	Occidental Petroleum Corp.	7,393,100
50,100	Southwestern Energy Co. *	1,669,833
16,400	Walter Energy, Inc.	984,164

		23,309,307

Finance - 3.8%
34,600	ACE, Ltd.	2,096,760
32,100	Franklin Resources, Inc.	3,070,044
20,100	Goldman Sachs Group, Inc.	1,900,455
51,600	JPMorgan Chase & Co.	1,554,192
67,700	Marsh & McLennan Cos., Inc.	1,796,758

		10,418,209

Quantity	Name of Issuer	Fair Value ($)
Health Services - 1.3%
19,700	Express Scripts, Inc. *	730,279
28,000	McKesson Corp.	2,035,600
19,900	Medco Health Solutions, Inc. *	933,111

		3,698,990

Health Technology - 8.9%
39,200	Allergan, Inc.	3,229,296
18,900	Baxter International, Inc.	1,061,046
76,000	Celgene Corp. *	4,705,920
55,200	Gilead Sciences, Inc. *	2,141,760
6,700	Intuitive Surgical, Inc. *	2,440,676
143,500	Pfizer, Inc.	2,537,080
96,400	St. Jude Medical, Inc.	3,488,716
47,300	Stryker Corp.	2,229,249
36,800	Thermo Fisher Scientific, Inc. *	1,863,552
20,440	Varian Medical Systems, Inc. *	1,066,151

		24,763,446

Industrial Services - 2.0%
52,200	McDermott International, Inc. *	561,672
49,600	Schlumberger, Ltd.	2,962,608
67,900	Seadrill, Ltd.	1,869,287

		5,393,567

Non-Energy Minerals - 0.9%
19,600	Allegheny Technologies, Inc.	725,004
60,600	Freeport-McMoRan Copper & Gold, Inc.	1,845,270

		2,570,274

Process Industries - 3.8%
25,200	CF Industries Holdings, Inc.	3,109,428
92,600	Ecolab, Inc.	4,527,214
31,700	Praxair, Inc.	2,963,316

		10,599,958

Producer Manufacturing - 9.1%
53,300	3M Co.	3,826,407
83,900	ABB, Ltd., ADR	1,433,012
74,500	Danaher Corp.	3,124,530
56,200	Deere & Co.	3,628,834
68,700	Emerson Electric Co.	2,837,997
19,300	Goodrich Corp.	2,329,124
61,200	Johnson Controls, Inc.	1,613,844
14,400	Precision Castparts Corp.	2,238,624
59,800	United Technologies Corp.	4,207,528

		25,239,900

Retail Trade - 9.1%
16,100	Amazon.com, Inc. *	3,481,303
39,061	Costco Wholesale Corp.	3,207,689
91,200	Dick’s Sporting Goods, Inc. *	3,051,552
75,300	Home Depot, Inc.	2,475,111
68,100	Kohl’s Corp.	3,343,710

See accompanying notes to schedule of investments.
SEPTEMBER 30, 2011	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2011

Sit Large Cap Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)
77,100	Target Corp.	3,780,984
69,700	TJX Cos., Inc.	3,866,259
35,400	Wal-Mart Stores, Inc.	1,837,260

		25,043,868

Technology Services - 13.5%
91,300	Accenture, PLC	4,809,684
61,000	Cognizant Technology Solutions Corp. *	3,824,700
16,500	Google, Inc. *	8,487,270
25,300	Informatica Corp. *	1,036,035
296,400	Oracle Corp.	8,518,536
8,500	priceline.com, Inc. *	3,820,410
31,200	Salesforce.com, Inc. *	3,565,536
42,000	VMware, Inc. *	3,375,960

		37,438,131

Transportation - 2.5%
39,300	Expeditors International of Washington, Inc.	1,593,615
44,800	Union Pacific Corp.	3,658,816
28,100	United Parcel Service, Inc.	1,774,515

		7,026,946

Quantity	Name of Issuer	Fair Value ($)
Utilities - 1.2%
86,000	Calpine Corp. *	1,210,880
62,200	Wisconsin Energy Corp.	1,946,238

		3,157,118

Total Common Stocks (cost: $243,663,608)		272,560,410

Total Investments in Securities - 98.4% (cost: $243,663,608)		272,560,410
Other Assets and Liabilities, net 1.6%		4,472,274

Total Net Assets - 100.0%		$277,032,684

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

ADR — American Depositary Receipt

PLC — Public Limited Company

A summary of the inputs used to value the Fund’s net assets as of September 30, 2011 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks **	272,560,410	—	—	272,560,410

Total:	272,560,410	—	—	272,560,410

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

See accompanying notes to schedule of investments.
2

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2011

Securities Valuation:

Investments in Securities

Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Debt securities maturing in more than 60 days are priced by an independent pricing service. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, or when the Advisor becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, securities are valued at fair value as determined in good faith using procedures established by the Board of Directors. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Debt securities of sufficient credit quality maturing in less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value.

Fair Value Measurements

The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•

Level 1 – quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•

Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended September 30, 2011, there were no transfers between Levels 1, 2 and 3.

A summary of the levels for the Fund’s investments as of September 30, 2011 is included with the Fund’s schedule of investments.

3

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2011 (Continued)

At September 30, 2011, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes are identical to book and are as follows:

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Securities on a Tax Basis
Large Cap Growth	$44,556,261	($15,659,459)	$28,896,802	$243,663,608

4

Item 2. Controls and Procedures.

(a) The Vice President and Treasurer and the Chairman have concluded that the Sit Large Cap Growth Fund’s (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Large Cap Growth Fund, Inc.

By:	/s/ Paul E. Rasmussen
Paul Rasmussen
Vice President and Treasurer

Date:	November 01, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul E. Rasmussen
Paul Rasmussen
Vice President and Treasurer

Date:	November 01, 2011

By:	/s/ Roger J. Sit
Roger J. Sit
Chairman

Date:	November 01, 2011